Submission	Jun. 17, 2026
Submission [Line Items]
Central Index Key	0001966126
Registrant Name	NuvOx Therapeutics, Inc.
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A